UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 80.8%
	COMMON STOCKS – 75.7%
	AEROSPACE & DEFENSE – 4.5%
174,084	MTU Aero Engines Holding	$11,011,934
	AUTO COMPONENTS – 5.7%
160,000	Continental*	9,367,588
188,344	ElringKlinger	4,454,789
		13,822,377
	CHEMICALS – 7.4%
247,760	Lanxess	12,045,988
255,000	Symrise	5,969,785
		18,015,773
	COMPUTERS & PERIPHERALS – 2.4%
127,727	Wincor Nixdorf	5,791,919
	CONSTRUCTION & ENGINEERING – 6.2%
108,181	Bilfinger Berger	8,237,898
111,567	Hochtief	7,051,344
		15,289,242
	ELECTRICAL EQUIPMENT – 1.3%
60,686	SGL Carbon*†	3,236,299
	FOOD PRODUCTS – 2.7%
230,000	Suedzucker	6,600,269
	HEALTH CARE PROVIDERS & SERVICES – 0.4%
80,000	Celesio	1,062,440
	HOUSEHOLD DURABLES – 0.2%
118,886	Loewe*	578,338
	INDUSTRIAL CONGLOMERATES – 1.6%
82,583	Rheinmetall	3,923,193
	INSURANCE – 4.1%
220,000	Hannover Rueckversicherung	10,046,974
	INTERNET SOFTWARE & SERVICES – 2.8%
395,966	United Internet	6,762,532
	IT SERVICES – 1.0%
70,000	Bechtle	2,352,026

Shares	Description	Value(a)
	MACHINERY – 7.5%
473,046	GEA Group	$11,210,889
200,000	Gildemeister*	2,575,335
298,963	MAX Automation	1,608,366
17,714	Pfeiffer Vacuum Technology	1,572,775
440,000	Singulus Technologies*	1,450,377
		18,417,742
	MEDIA – 1.8%
130,000	Axel Springer	4,521,527
	METALS & MINING – 4.8%
140,000	Aurubis	7,172,999
95,000	Salzgitter	4,620,772
		11,793,771
	PROFESSIONAL SERVICES – 1.0%
50,000	Bertrandt	2,409,514
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.8%
202,041	Deutsche Euroshop	6,830,667
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.3%
210,000	Aixtron†	3,090,644
	SOFTWARE – 5.9%
160,000	PSI	3,926,058
330,000	Software	10,510,363
		14,436,421
	SPECIALTY RETAIL – 3.3%
30,000	Douglas Holdings	1,187,920
50,000	Fielmann†	5,047,099
120,000	Tom Tailor Holding*	1,819,209
		8,054,228
	TEXTILES, APPAREL & LUXURY GOODS – 0.7%
5,647	Puma	1,665,208
	THRIFTS & MORTGAGE FINANCE – 0.9%
140,000	Aareal Bank*	2,204,115
	TRADING COMPANIES & DISTRIBUTORS – 2.0%
55,000	Brenntag	4,833,114

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 80.8% (continued)
	TRANSPORTATION INFRASTRUCTURE – 3.4%
140,000	Fraport	$8,347,838
	Total Common Stocks (cost $168,834,495)	185,098,105
	PREFERRED STOCKS – 5.1%
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.2%
30,000	Draegerwerk (cost $3,429,764)	2,897,856
62,632	Sartorius (cost $691,434)	2,520,813
		5,418,669
	MACHINERY – 1.1%
95,000	Jungheinrich (cost $3,195,087)	2,552,226
	MEDIA – 1.8%
245,000	ProSiebenSat.1 Media (cost $5,665,065)	4,374,891
	Total Preferred Stocks (cost $12,981,350)	12,345,786
	Total Investments in Germany (cost $181,815,845)	197,443,891
INVESTMENTS IN NETHERLANDS – 10.0%
	AEROSPACE & DEFENSE – 8.0%
689,645	EADS	19,619,454
	LIFE SCIENCES TOOLS & SERVICES – 2.0%
345,887	QIAGEN*	4,839,958
	Total Investments in Netherlands (cost $21,996,830)	24,459,412
	Total Investments in Common and Preferred Stocks – 90.8% (cost $203,812,675)	221,903,303

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 4.1%
10,120,316	Daily Assets Fund Institutional, 0.17% (cost $10,120,316)(b)(c)	$10,120,316
CASH EQUIVALENTS – 0.2%
464,223	Central Cash Management Fund, 0.10% (cost $464,223)(c)	464,223
	Total Investments – 95.1% (cost $214,397,214)**	232,487,842
	Other Assets and Liabilities, Net – 4.9%	12,068,257
	NET ASSETS – 100.0%	$244,556,099

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.

**  The cost for federal income tax purposes was $215,990,857. At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $16,496,985. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,453,760 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,956,775.

†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $9,426,708, which is 3.9% of net assets.

(a)  Value stated in U.S. dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2011 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$197,443,891	$—	$—	$197,443,891
Netherlands	24,459,412	—	—	24,459,412
Short-Term Instruments(d)	10,584,539	—	—	10,584,539
Total	$232,487,842	$—	$—	$232,487,842

(d) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011